UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22540

FQF Trust

(Exact name of registrant as specified in charter)

53 State Street

Suite 1308

Boston, MA 02109

(Address of principal executive offices) (Zip code)

Ronald C. Martin, Trustee

53 State Street

Suite 1308

Boston, MA 02109

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 292-9801

Date of fiscal year end: June 30

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

FQF Trust

O'Shares FTSE U.S. Quality Dividend ETF

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.5%

Aerospace & Defense - 4.0%
Boeing Co. (The)	38,180	6,752,515
General Dynamics Corp.	13,821	2,587,291
Northrop Grumman Corp.	5,048	1,200,616
Raytheon Co.	8,512	1,298,080
United Technologies Corp.	29,902	3,355,304
		15,193,806
Air Freight & Logistics - 1.3%
CH Robinson Worldwide, Inc.	6,650	513,978
Expeditors International of Washington, Inc.	5,586	315,553
United Parcel Service, Inc., Class B	38,085	4,086,521
		4,916,052
Beverages - 4.8%
Brown-Forman Corp., Class B	6,118	282,529
Coca-Cola Co. (The)	196,019	8,319,046
Coca-Cola European Partners plc	7,980	300,766
Dr Pepper Snapple Group, Inc.	7,182	703,262
PepsiCo, Inc.	77,705	8,692,081
		18,297,684
Biotechnology - 0.9%
Amgen, Inc.	22,238	3,648,589

Capital Markets - 0.9%
Franklin Resources, Inc.	27,398	1,154,551
T Rowe Price Group, Inc.	35,399	2,412,442
		3,566,993
Chemicals - 1.0%
Air Products & Chemicals, Inc.	7,448	1,007,640
Monsanto Co.	13,566	1,535,671
Praxair, Inc.	12,236	1,451,190
		3,994,501
Commercial Services & Supplies - 0.4%
Republic Services, Inc.	7,714	484,516
Waste Management, Inc.	12,502	911,646
		1,396,162
Communications Equipment - 0.1%
Motorola Solutions, Inc.	5,852	504,559

Containers & Packaging - 0.1%
Avery Dennison Corp.	2,926	235,835
Bemis Co., Inc.	3,724	181,955
		417,790
Distributors - 0.2%
Genuine Parts Co.	9,044	835,756

Diversified Consumer Services - 0.1%
H&R Block, Inc.	10,374	241,195

Diversified Telecommunication Services - 6.1%
AT&T, Inc.	237,450	9,866,048
CenturyLink, Inc.	22,876	539,187
Verizon Communications, Inc.	266,171	12,975,836
		23,381,071
Electric Utilities - 4.2%
Alliant Energy Corp.	8,512	337,160
American Electric Power Co., Inc.	20,216	1,357,100
Duke Energy Corp.	29,887	2,451,033
Edison International	13,300	1,058,813
Entergy Corp.	7,714	585,955
Eversource Energy	11,172	656,690
Exelon Corp.	32,186	1,158,052
FirstEnergy Corp.	14,630	465,527
NextEra Energy, Inc.	16,290	2,091,147
PG&E Corp.	18,088	1,200,320
Pinnacle West Capital Corp.	4,788	399,224
PPL Corp.	26,866	1,004,520
Southern Co. (The)	46,591	2,319,300
Xcel Energy, Inc.	19,684	874,954
		15,959,795
Electrical Equipment - 0.8%
Emerson Electric Co.	35,823	2,144,365
Rockwell Automation, Inc.	5,852	911,215
		3,055,580
Electronic Equipment, Instruments & Components - 0.2%
TE Connectivity Ltd.	10,640	793,212

Equity Real Estate Investment Trusts (REITs) - 5.9%
AvalonBay Communities, Inc.	9,877	1,813,417
Crown Castle International Corp.	43,129	4,073,534
Equity Residential	21,056	1,310,104
Extra Space Storage, Inc.	6,118	455,118
Federal Realty Investment Trust	3,724	497,154
GGP, Inc.	30,856	715,242
Host Hotels & Resorts, Inc.	39,634	739,571
Kimco Realty Corp.	51,604	1,139,933
Liberty Property Trust	8,778	338,392
Macerich Co. (The)	7,980	513,912
Public Storage	24,154	5,287,552
Simon Property Group, Inc.	32,331	5,561,902
Weingarten Realty Investors	7,980	266,452
		22,712,283
Food & Staples Retailing - 2.1%
Sysco Corp.	28,994	1,505,369
Wal-Mart Stores, Inc.	91,692	6,609,159
		8,114,528
Food Products - 1.4%
Archer-Daniels-Midland Co.	14,098	649,072
Campbell Soup Co.	5,586	319,743
General Mills, Inc.	25,004	1,475,486
Hershey Co. (The)	8,512	929,936
Hormel Foods Corp.	7,980	276,347
JM Smucker Co. (The)	3,990	523,009
Kellogg Co.	6,384	463,542
McCormick & Co., Inc. (Non-Voting)	3,458	337,328
Mead Johnson Nutrition Co.	5,586	497,601
		5,472,064
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	64,984	2,885,940
Medtronic plc	40,074	3,228,361
		6,114,301

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE U.S. Quality Dividend ETF

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares	Value ($)
Health Care Providers & Services - 0.3%
Cardinal Health, Inc.	13,034	1,062,923

Hotels, Restaurants & Leisure - 3.6%
Carnival Corp.	13,566	799,173
Darden Restaurants, Inc.	8,778	734,455
Marriott International, Inc., Class A	6,384	601,245
McDonald's Corp.	60,583	7,852,163
Starbucks Corp.	38,570	2,252,102
Wyndham Worldwide Corp.	3,192	269,054
Yum Brands, Inc.	14,630	934,857
Yum China Holdings, Inc.*	14,520	394,944
		13,837,993
Household Durables - 0.1%
Garmin Ltd.	4,522	231,119
Leggett & Platt, Inc.	5,586	281,088
		512,207
Household Products - 5.4%
Church & Dwight Co., Inc.	7,182	358,166
Clorox Co. (The)	5,320	717,296
Colgate-Palmolive Co.	47,077	3,445,566
Kimberly-Clark Corp.	16,533	2,176,239
Procter & Gamble Co. (The)	156,378	14,050,563
		20,747,830
Industrial Conglomerates - 2.5%
3M Co.	35,332	6,760,072
Honeywell International, Inc.	22,768	2,843,040
		9,603,112
Insurance - 1.8%
Arthur J Gallagher & Co.	10,108	571,506
Everest Re Group Ltd.	2,660	621,935
Marsh & McLennan Cos., Inc.	56,371	4,165,253
Progressive Corp. (The)	39,102	1,532,016
		6,890,710
IT Services - 3.8%
Accenture plc, Class A	27,598	3,308,448
Automatic Data Processing, Inc.	27,609	2,826,885
Broadridge Financial Solutions, Inc.	3,724	253,046
International Business Machines Corp.	33,504	5,834,387
Paychex, Inc.	25,536	1,504,070
Western Union Co. (The)	41,496	844,444
		14,571,280
Leisure Products - 0.2%
Hasbro, Inc.	3,458	345,178
Mattel, Inc.	11,704	299,739
Polaris Industries, Inc.	1,330	111,454
		756,371
Machinery - 0.9%
Cummins, Inc.	6,384	965,261
Illinois Tool Works, Inc.	11,137	1,475,318
PACCAR, Inc.	10,374	697,133
Snap-on, Inc.	1,330	224,331
		3,362,043
Media - 1.6%
Omnicom Group, Inc.	10,108	871,411
Walt Disney Co. (The)	45,139	5,118,311
		5,989,722
Multiline Retail - 0.6%
Nordstrom, Inc.	6,916	322,078
Target Corp.	36,120	1,993,463
		2,315,541
Multi-Utilities - 2.0%
Ameren Corp.	10,640	580,838
CenterPoint Energy, Inc.	14,364	396,016
CMS Energy Corp.	8,512	380,827
Consolidated Edison, Inc.	13,034	1,012,220
Dominion Resources, Inc.	23,411	1,815,991
DTE Energy Co.	5,586	570,387
MDU Resources Group, Inc.	5,320	145,608
NiSource, Inc.	13,832	329,063
Public Service Enterprise Group, Inc.	27,664	1,226,898
SCANA Corp.	4,522	295,513
Sempra Energy	8,512	940,576
		7,693,937
Oil, Gas & Consumable Fuels - 4.1%
Exxon Mobil Corp.	190,663	15,636,273

Pharmaceuticals - 12.1%
Bristol-Myers Squibb Co.	46,175	2,510,996
Eli Lilly & Co.	46,387	3,901,611
Johnson & Johnson	152,093	18,943,183
Merck & Co., Inc.	146,209	9,290,120
Pfizer, Inc.	344,315	11,779,016
		46,424,926
Professional Services - 0.1%
Robert Half International, Inc.	5,054	246,787

Road & Rail - 0.9%
Union Pacific Corp.	31,449	3,331,078

Semiconductors & Semiconductor Equipment - 4.5%
Analog Devices, Inc.	18,308	1,500,341
Intel Corp.	225,650	8,139,195
Maxim Integrated Products, Inc.	10,640	478,374
QUALCOMM, Inc.	63,953	3,667,065
Texas Instruments, Inc.	45,112	3,634,223
		17,419,198
Software - 3.9%
CA, Inc.	10,374	329,063
Microsoft Corp.	222,339	14,643,247
		14,972,310
Specialty Retail - 3.6%
Foot Locker, Inc.	3,724	278,592
Home Depot, Inc. (The)	58,943	8,654,601
L Brands, Inc.	10,108	476,087
Lowe's Cos., Inc.	29,042	2,387,543
Tiffany & Co.	3,192	304,198
TJX Cos., Inc. (The)	20,407	1,613,785
		13,714,806
Technology Hardware, Storage & Peripherals - 5.1%
Apple, Inc.	137,779	19,793,331

Textiles, Apparel & Luxury Goods - 0.2%
VF Corp.	14,630	804,211

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE U.S. Quality Dividend ETF

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares	Value ($)
Tobacco - 5.7%
Altria Group, Inc.	139,581	9,968,875
Philip Morris International, Inc.	104,211	11,765,422
		21,734,297
Trading Companies & Distributors - 0.3%
Fastenal Co.	12,768	657,552
WW Grainger, Inc.	1,862	433,399
		1,090,951
Water Utilities - 0.1%
American Water Works Co., Inc.	4,788	372,363

TOTAL COMMON STOCKS (Cost $356,648,469)		381,500,121

Total Investments - 99.5% (Cost $356,648,469)		381,500,121
Other Assets Less Liabilities - 0.5%		2,019,315
Net assets - 100.0%		383,519,436

*	Non-income producing security.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$30,562,509
Aggregate gross unrealized depreciation	(5,719,697)
Net unrealized appreciation	$24,842,812
Federal income tax cost of investments	$356,657,309

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE Europe Quality Dividend ETF

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.0%

Aerospace & Defense - 0.8%
Cobham plc	18,235	30,327
Meggitt plc	5,635	31,377
Safran SA	2,520	188,750
Thales SA	770	74,663
		325,117
Air Freight & Logistics - 1.5%
bpost SA	2,975	70,050
Deutsche Post AG	13,265	455,492
Royal Mail plc	12,915	68,636
		594,178
Airlines - 0.1%
easyJet plc	2,100	26,942

Auto Components - 0.7%
Cie Generale des Etablissements Michelin	2,205	268,499

Beverages - 3.8%
Anheuser-Busch InBev SA/NV	8,960	986,108
Diageo plc	20,090	573,650
		1,559,758
Building Products - 0.2%
Geberit AG	198	85,415

Capital Markets - 1.0%
3i Group plc	20,300	190,254
Amundi SA(a)	525	31,058
Ashmore Group plc	7,035	31,097
Partners Group Holding AG	266	143,105
		395,514
Chemicals - 5.3%
Air Liquide SA	2,800	320,737
BASF SE	12,060	1,198,554
Croda International plc	946	42,160
EMS-Chemie Holding AG	35	20,403
Evonik Industries AG	3,150	102,976
FUCHS PETROLUB SE	315	13,404
FUCHS PETROLUB SE (Preference)	525	25,678
Givaudan SA	105	189,240
Johnson Matthey plc	1,890	72,791
Umicore SA	665	37,981
Yara International ASA	3,290	126,637
		2,150,561
Commercial Services & Supplies - 0.6%
Babcock International Group plc	1,925	21,231
Edenred	2,205	52,238
ISS A/S	1,855	70,355
Securitas AB, Class B	2,940	46,101
Societe BIC SA	455	56,840
		246,765
Communications Equipment - 1.0%
Telefonaktiebolaget LM Ericsson, Class B	61,285	410,475

Construction & Engineering - 1.5%
BOSKALIS WESTMINSTER	1,085	37,512
Bouygues SA	1,435	58,560
Ferrovial SA	4,200	84,272
Skanska AB, Class B	7,875	186,108
Vinci SA	3,115	247,541
		613,993
Consumer Finance - 0.4%
Provident Financial plc	4,410	165,269

Distributors - 0.1%
Inchcape plc	3,255	34,251

Diversified Financial Services - 1.8%
Corp. Financiera Alba SA	280	13,177
Groupe Bruxelles Lambert SA	1,750	159,283
Industrivarden AB, Class A	2,555	59,265
Industrivarden AB, Class C	2,065	44,893
Investment AB Latour, Class B	420	16,841
Investor AB, Class B	9,415	397,762
Pargesa Holding SA	210	14,854
Sofina SA	210	29,176
		735,251
Diversified Telecommunication Services - 5.9%
Deutsche Telekom AG	25,935	455,609
Elisa OYJ	2,870	101,758
Inmarsat plc	3,850	40,945
Orange SA	12,775	199,009
Proximus SADP	2,800	88,090
Swisscom AG	350	161,582
TalkTalk Telecom Group plc	111	263
TDC A/S	5,250	27,153
Telefonica Deutschland Holding AG	18,165	90,342
Telefonica SA	43,308	485,666
Telenor ASA	16,555	275,438
Telia Co. AB	42,735	179,923
Vivendi SA	15,645	304,961
		2,410,739
Electric Utilities - 3.3%
EDP - Energias de Portugal SA	16,240	55,148
Endesa SA	6,825	160,812
Enel SpA	54,810	258,758
Fortum OYJ	5,460	86,603
Iberdrola SA	50,427	361,629
Red Electrica Corp. SA	6,720	129,373
SSE plc	11,305	208,652
Terna Rete Elettrica Nazionale SpA	16,030	79,724
		1,340,699
Electrical Equipment - 1.3%
ABB Ltd.*	17,955	420,287
Legrand SA	2,065	124,831
		545,118

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE Europe Quality Dividend ETF

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares	Value ($)
Equity Real Estate Investment Trusts (REITs) - 4.4%
British Land Co. plc (The)	36,365	277,383
Fonciere Des Regions	385	32,246
Gecina SA	1,190	161,896
Hammerson plc	26,460	188,926
Intu Properties plc	22,855	79,793
Land Securities Group plc	22,575	298,944
Segro plc	28,210	160,925
Unibail-Rodamco SE	2,468	578,347
		1,778,460
Food & Staples Retailing - 1.3%
Booker Group plc	16,590	40,536
Casino Guichard Perrachon SA	385	21,589
Colruyt SA	595	29,286
Distribuidora Internacional de Alimentacion SA	5,355	31,049
ICA Gruppen AB	1,190	40,758
Jeronimo Martins SGPS SA	2,800	50,222
Kesko OYJ, Class B	700	33,466
Koninklijke Ahold Delhaize NV	13,580	291,361
		538,267
Food Products - 5.3%
Nestle SA	26,359	2,023,767
Orkla ASA	8,400	75,209
Tate & Lyle plc	4,235	40,485
		2,139,461
Gas Utilities - 0.3%
Gas Natural SDG SA	3,885	85,348
Italgas SpA*	8,182	35,984
		121,332
Health Care Equipment & Supplies - 0.3%
Coloplast A/S, Class B	1,540	120,604

Hotels, Restaurants & Leisure - 1.1%
Carnival plc	1,400	80,144
Compass Group plc	14,805	278,804
Sodexo SA	595	70,161
William Hill plc	9,380	34,109
		463,218
Household Durables - 0.1%
Electrolux AB, Series B	1,995	55,661

Household Products - 1.6%
Reckitt Benckiser Group plc	7,315	666,453

Independent Power and Renewable Electricity Producers - 0.1%
Uniper SE*	1,515	25,569

Industrial Conglomerates - 2.0%
Siemens AG	6,055	831,534

Insurance - 2.9%
Admiral Group plc	4,060	100,978
Direct Line Insurance Group plc	37,695	163,750
Euler Hermes Group	420	38,695
Gjensidige Forsikring ASA	2,730	41,575
Sampo OYJ, Class A	10,955	520,934
Swiss Re AG	2,940	264,202
Tryg A/S	2,240	40,755
		1,170,889
IT Services - 0.4%
Amadeus IT Group SA	3,465	176,257

Machinery - 2.3%
Alfa Laval AB	3,885	73,581
ANDRITZ AG	630	31,592
Atlas Copco AB, Class A	7,070	250,467
Atlas Copco AB, Class B	5,005	159,652
IMI plc	2,135	31,850
Kone OYJ, Class B	4,970	218,793
MAN SE	420	43,407
SKF AB, Class A	5	99
SKF AB, Class B	3,920	77,844
Sulzer AG	70	7,329
Zardoya Otis SA	4,025	37,281
		931,895
Marine - 0.6%
AP Moller - Maersk A/S, Class A	33	53,396
AP Moller - Maersk A/S, Class B	43	71,556
Kuehne + Nagel International AG	910	128,643
		253,595
Media - 2.1%
Eutelsat Communications SA	1,190	26,639
Informa plc	5,145	41,947
ITV plc	39,795	108,928
Pearson plc	6,125	52,273
Publicis Groupe SA	1,855	129,973
RTL Group SA	805	65,004
SES SA, FDR	4,270	99,583
Sky plc	12,075	147,368
WPP plc	7,945	174,058
		845,773
Metals & Mining - 0.1%
Norsk Hydro ASA	9,170	53,233

Multiline Retail - 0.5%
Marks & Spencer Group plc	19,145	80,678
Next plc	2,380	128,566
		209,244
Multi-Utilities - 3.3%
Centrica plc	120,645	327,367
E.ON SE	14,490	115,474
Engie SA	17,290	245,581
National Grid plc	46,935	594,822
Suez	2,870	45,445
		1,328,689
Oil, Gas & Consumable Fuels - 0.7%
Enagas SA	3,675	95,710
Snam SpA	39,585	171,639
		267,349

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE Europe Quality Dividend ETF

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares	Value ($)
Paper & Forest Products - 0.2%
Mondi plc	3,185	76,746

Personal Products - 5.3%
L'Oreal SA	2,275	438,346
Unilever NV, CVA	19,792	985,818
Unilever plc	14,479	713,257
		2,137,421
Pharmaceuticals - 19.4%
AstraZeneca plc	11,235	690,147
GlaxoSmithKline plc	41,751	866,384
Novartis AG	22,714	1,687,183
Novo Nordisk A/S, Class B	30,991	1,067,541
Orion OYJ, Class B	1,925	100,618
Recordati SpA	1,190	40,436
Roche Holding AG - BR	297	75,589
Roche Holding AG - Genusschein	7,419	1,895,979
Sanofi	16,143	1,461,027
		7,884,904
Professional Services - 2.0%
Adecco Group AG	1,120	79,612
Bureau Veritas SA	2,625	55,520
Capita plc	5,215	36,811
DKSH Holding AG	140	10,840
Experian plc	6,895	140,364
RELX NV	8,435	156,616
RELX plc	9,310	182,076
SGS SA	64	136,638
		798,477
Real Estate Management & Development - 0.8%
Fastighets AB Balder (Preference)	350	12,897
PSP Swiss Property AG	350	31,872
Swiss Prime Site AG*	805	70,894
Vonovia SE	5,425	191,650
		307,313
Software - 0.1%
Sage Group plc (The)	7,000	55,189

Specialty Retail - 1.8%
Fielmann AG	455	35,253
Hennes & Mauritz AB, Class B	23,275	596,975
Kingfisher plc	29,890	121,883
		754,111
Textiles, Apparel & Luxury Goods - 2.0%
Christian Dior SE	420	97,838
HUGO BOSS AG	1,085	79,387
Luxottica Group SpA	1,610	89,112
LVMH Moet Hennessy Louis Vuitton SE	2,137	470,497
Swatch Group AG (The)	315	21,966
Swatch Group AG (The) - BR	210	75,256
		834,056
Tobacco - 5.1%
British American Tobacco plc	24,578	1,628,879
Imperial Brands plc	6,895	333,407
Swedish Match AB	3,325	108,558
		2,070,844
Trading Companies & Distributors - 0.3%
Wolseley plc	1,750	109,852

Transportation Infrastructure - 0.7%
Abertis Infraestructuras SA	9,310	150,358
Aeroports de Paris	280	34,694
Atlantia SpA	3,605	93,309
Fraport AG Frankfurt Airport Services Worldwide	280	19,864
		298,225
Water Utilities - 0.5%
Pennon Group plc	3,815	42,075
Severn Trent plc	2,170	64,635
United Utilities Group plc	7,525	93,485
		200,195
Wireless Telecommunication Services - 2.1%
Tele2 AB, Class B	8,645	82,836
Vodafone Group plc	293,003	762,448
		845,284
TOTAL COMMON STOCKS (Cost $40,240,477)		40,258,644

Total Investments - 99.0% (Cost $40,240,477)		40,258,644
Other Assets Less Liabilities - 1.0%		391,452
Net assets - 100.0%		40,650,096

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of all such securities at 3/31/2017 amounts to $31,058, which represents approximately 0.08% of net assets of the Fund.

Abbreviations

CVA	Dutch Certification
FDR	Fiduciary Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,828,407
Aggregate gross unrealized depreciation	(1,810,980)
Net unrealized appreciation	$17,427
Federal income tax cost of investments	$40,241,217

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE Europe Quality Dividend ETF

Schedule of Investments

March 31, 2017 (Unaudited)

O'Shares FTSE Europe Quality Dividend ETF Fund invested, as a percentage of net assets, in the following countries as of March 31, 2017:

Austria	0.1%
Belgium	3.4%
Denmark	3.6%
Finland	2.6%
France	14.3%
Germany	9.1%
Italy	1.9%
Luxembourg	0.4%
Netherlands	0.8%
Norway	1.4%
Portugal	0.3%
South Africa	0.2%
Spain	4.4%
Sweden	6.9%
Switzerland	18.8%
United Kingdom	30.6%
United States	0.2%
Other(1)	1.0%
100.0%

(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE Europe Quality Dividend Hedged ETF

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares	Value ($)

EXCHANGE TRADED FUND - 92.7%

O'Shares FTSE Europe Quality Dividend ETF (Cost $13,481,447)(a)	576,734	13,443,670

Total Investments - 92.7% (Cost $13,481,447)		13,443,670
Other Assets Less Liabilities - 7.3%		1,061,301
Net assets - 100.0%		14,504,971

(a)	Affiliated company as defined under the Investment Company Act of 1940.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(84,631)
Net unrealized depreciation	$(84,631)
Federal income tax cost of investments	$13,528,301

Investment in a company which was affiliated for the period ending March 31, 2017, was as follows:

Security	Value June 30, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Loss
O'Shares FTSE Europe Quality Dividend ETF	$3,574,845	$15,279,208	$5,349,135	$13,443,670	$145,743	$(278,882)

Further information about the affiliated Underlying Fund may be found herein.

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE Europe Quality Dividend Hedged ETF

Schedule of Investments

March 31, 2017 (Unaudited)

Forward Foreign Currency Contracts

O'Shares FTSE Europe Quality Dividend Hedged ETF had the following open forward currency contracts as of March 31, 2017:

Sell Contracts

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar vs. British Pound	JPMorgan Chase Bank NA	04/07/17	(2,933,306)	$3,604,109	$3,668,196	$(64,087)
U.S. Dollar vs. Danish Krone	JPMorgan Chase Bank NA	04/07/17	(3,316,962)	470,298	477,136	(6,838)
U.S. Dollar vs. Euro	JPMorgan Chase Bank NA	04/07/17	(4,700,418)	4,954,085	5,027,967	(73,882)
U.S. Dollar vs. Norwegian Krone	JPMorgan Chase Bank NA	04/07/17	(1,532,102)	180,675	178,388	2,287
U.S. Dollar vs. Swedish Krona	JPMorgan Chase Bank NA	04/07/17	(7,983,260)	882,554	894,272	(11,718)
U.S. Dollar vs. Swiss Franc	JPMorgan Chase Bank NA	04/07/17	(2,503,908)	2,479,539	2,501,938	(22,399)
						$(176,637)

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE Asia Pacific Quality Dividend ETF

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 98.9%

Aerospace & Defense - 0.3%
Singapore Technologies Engineering Ltd.	11,592	30,944

Air Freight & Logistics - 0.1%
Singapore Post Ltd.	11,771	11,457

Airlines - 0.8%
Air New Zealand Ltd.	4,176	7,181
ANA Holdings, Inc.	5,096	15,540
Cathay Pacific Airways Ltd.	5,936	8,616
Japan Airlines Co. Ltd.	488	15,442
Singapore Airlines Ltd.	6,326	45,590
		92,369
Auto Components - 3.5%
Aisin Seiki Co. Ltd.	536	26,312
Bridgestone Corp.	4,146	167,544
Denso Corp.	2,318	101,869
Exedy Corp.	80	2,283
Hyundai Mobis Co. Ltd.	160	34,409
Mando Corp.	16	3,713
NHK Spring Co. Ltd.	424	4,676
Nifco, Inc.	128	6,421
Sumitomo Electric Industries Ltd.	1,728	28,627
Tokai Rika Co. Ltd.	192	3,865
Toyoda Gosei Co. Ltd.	232	5,894
		385,613
Automobiles - 3.9%
Kia Motors Corp.	824	27,300
Subaru Corp.	1,440	52,764
Toyota Motor Corp.	6,450	349,734
		429,798
Banks - 0.6%
Concordia Financial Group Ltd.	5,728	26,494
Hang Seng Bank Ltd.	2,057	41,714
		68,208
Beverages - 0.6%
Coca-Cola Amatil Ltd.	976	8,056
Hite Jinro Co. Ltd.	96	1,747
Kirin Holdings Co. Ltd.	3,240	61,075
		70,878
Biotechnology - 1.3%
CSL Ltd.	1,472	140,735

Building Products - 0.3%
Asahi Glass Co. Ltd.	2,760	22,342
Sanwa Holdings Corp.	632	5,910
		28,252
Capital Markets - 1.4%
ASX Ltd.	1,104	42,514
IOOF Holdings Ltd.	1,592	10,360
Magellan Financial Group Ltd.	352	6,345
Perpetual Ltd.	376	14,958
Platinum Asset Management Ltd.	2,088	8,171
Singapore Exchange Ltd.	12,800	70,536
		152,884
Chemicals - 3.7%
Asahi Kasei Corp.	4,592	44,507
Daicel Corp.	1,224	14,730
Denka Co. Ltd.	1,392	7,220
DuluxGroup Ltd.	1,896	9,445
Hitachi Chemical Co. Ltd.	520	14,373
Incitec Pivot Ltd.	5,040	14,456
JSR Corp.	1,352	22,774
Kaneka Corp.	1,120	8,322
Kuraray Co. Ltd.	3,720	56,353
Lintec Corp.	368	7,837
Mitsubishi Gas Chemical Co., Inc.	608	12,615
Nippon Kayaku Co. Ltd.	1,024	13,876
Orica Ltd.	1,600	21,482
Shin-Etsu Chemical Co. Ltd.	1,632	141,246
Ube Industries Ltd.	4,664	10,506
		399,742
Commercial Services & Supplies - 1.9%
Brambles Ltd.	6,336	45,192
Dai Nippon Printing Co. Ltd.	3,320	35,753
Downer EDI Ltd.	904	3,993
KEPCO Plant Service & Engineering Co. Ltd.	112	6,250
Park24 Co. Ltd.	1,032	26,988
Secom Co. Ltd.	1,064	76,093
Toppan Forms Co. Ltd.	224	2,191
Toppan Printing Co. Ltd.	1,608	16,379
		212,839
Communications Equipment - 0.1%
VTech Holdings Ltd.	1,336	15,971

Construction & Engineering - 0.4%
CIMIC Group Ltd.	264	7,236
COMSYS Holdings Corp.	512	9,139
Kinden Corp.	752	10,487
Maeda Road Construction Co. Ltd.	416	7,343
Nippo Corp.	208	3,941
		38,146
Construction Materials - 1.0%
Adelaide Brighton Ltd.	3,000	12,999
Boral Ltd.	3,640	16,217
CSR Ltd.	2,912	10,019
Fletcher Building Ltd.	6,752	39,270
James Hardie Industries plc, CDI	2,024	31,760
		110,265
Containers & Packaging - 0.8%
Amcor Ltd.	7,048	80,971
Orora Ltd.	4,992	11,272
		92,243
Distributors - 0.0%(a)
Canon Marketing Japan, Inc.	136	2,702

Diversified Consumer Services - 0.1%
Benesse Holdings, Inc.	304	9,494

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE Asia Pacific Quality Dividend ETF

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares	Value ($)
Diversified Telecommunication Services - 3.5%
Hutchison Telecommunications Hong Kong Holdings Ltd.	9,336	2,775
Nippon Telegraph & Telephone Corp.	1,008	42,987
PCCW Ltd.	21,714	12,797
Singapore Telecommunications Ltd.	62,002	173,941
Spark New Zealand Ltd.	21,992	53,807
Telstra Corp. Ltd.	26,648	94,730
		381,037
Electric Utilities - 3.6%
AusNet Services	5,848	7,517
Cheung Kong Infrastructure Holdings Ltd.	4,320	33,909
CLP Holdings Ltd.	10,775	112,651
Contact Energy Ltd.	5,456	19,299
Korea Electric Power Corp.	1,736	72,107
Mercury NZ Ltd.	4,664	10,270
Power Assets Holdings Ltd.	15,600	134,491
		390,244
Electrical Equipment - 0.2%
Johnson Electric Holdings Ltd.	1,584	4,729
Mabuchi Motor Co. Ltd.	224	12,604
Ushio, Inc.	392	4,950
		22,283
Electronic Equipment, Instruments & Components - 1.3%
Azbil Corp.	376	12,620
Hirose Electric Co. Ltd.	160	22,113
Kyocera Corp.	1,424	79,257
Venture Corp. Ltd.	3,343	27,442
		141,432
Equity Real Estate Investment Trusts (REITs) - 10.4%
Ascendas REIT	16,184	29,188
CapitaLand Commercial Trust	19,240	21,274
CapitaLand Mall Trust	33,184	46,785
Champion REIT	19,870	12,170
Dexus Property Group	10,752	80,135
Goodman Group	15,835	93,497
GPT Group (The)	18,816	73,922
Kiwi Property Group Ltd.	23,280	23,190
Link REIT	32,552	228,071
Mirvac Group	39,232	65,543
Scentre Group	54,464	178,240
Shopping Centres Australasia Property Group	7,800	13,329
Stockland	18,432	65,242
Suntec REIT	18,768	24,043
Vicinity Centres	27,264	58,859
Westfield Corp.	18,518	125,443
		1,138,931
Food & Staples Retailing - 6.3%
Dongsuh Cos., Inc.	128	3,400
FamilyMart UNY Holdings Co. Ltd.	328	19,545
Lawson, Inc.	712	48,242
Matsumotokiyoshi Holdings Co. Ltd.	200	9,477
Seven & i Holdings Co. Ltd.	3,010	117,828
Sun Art Retail Group Ltd.	12,405	11,621
Wesfarmers Ltd.	8,357	287,327
Woolworths Ltd.	9,379	189,601
		687,041
Food Products - 0.6%
Nisshin Seifun Group, Inc.	928	13,833
Nissin Foods Holdings Co. Ltd.	168	9,302
Toyo Suisan Kaisha Ltd.	224	8,332
Want Want China Holdings Ltd.	26,144	18,099
Wilmar International Ltd.	4,696	11,864
		61,430
Gas Utilities - 1.9%
APA Group	6,856	46,862
Hong Kong & China Gas Co. Ltd.	36,936	73,858
Osaka Gas Co. Ltd.	10,784	40,937
Tokyo Gas Co. Ltd.	10,576	48,082
Towngas China Co. Ltd.*	2,528	1,428
		211,167
Health Care Equipment & Supplies - 1.5%
Ansell Ltd.	568	10,430
Cochlear Ltd.	152	15,680
Fisher & Paykel Healthcare Corp. Ltd.	3,840	26,038
Hoya Corp.	2,304	110,744
		162,892
Health Care Providers & Services - 0.6%
Healthscope Ltd.	3,704	6,414
Miraca Holdings, Inc.	320	14,703
Ryman Healthcare Ltd.	1,600	9,406
Sonic Healthcare Ltd.	1,456	24,569
Suzuken Co. Ltd.	240	7,862
		62,954
Hotels, Restaurants & Leisure - 1.2%
Cafe de Coral Holdings Ltd.	3,896	12,758
Crown Resorts Ltd.	1,720	15,496
Flight Centre Travel Group Ltd.	288	6,345
Kangwon Land, Inc.	1,080	36,892
SKYCITY Entertainment Group Ltd.	4,016	11,650
Star Entertainment Grp Ltd. (The)	2,176	9,080
Tabcorp Holdings Ltd.	4,984	18,060
Tatts Group Ltd.	6,984	23,602
		133,883
Household Durables - 0.5%
Coway Co. Ltd.	359	30,882
PanaHome Corp.	232	2,124
Sekisui Chemical Co. Ltd.	1,224	20,552
		53,558
Independent Power and Renewable Electricity Producers - 0.2%
Electric Power Development Co. Ltd.	552	12,905
Meridian Energy Ltd.	5,416	10,601
		23,506
Industrial Conglomerates - 1.5%
Hopewell Holdings Ltd.	5,624	21,131
Jardine Matheson Holdings Ltd.	832	53,456
Keppel Corp. Ltd.	10,111	50,219
LG Corp.	392	24,607
NWS Holdings Ltd.	9,222	16,827
		166,240
Insurance - 0.7%
Insurance Australia Group Ltd.	5,512	25,439
Medibank Pvt Ltd.	21,792	46,880
		72,319

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE Asia Pacific Quality Dividend ETF

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares	Value ($)
Internet Software & Services - 0.2%
Yahoo Japan Corp.	4,608	21,256

IT Services - 0.6%
Computershare Ltd.	1,976	21,194
Itochu Techno-Solutions Corp.	192	5,634
Nomura Research Institute Ltd.	457	16,815
NS Solutions Corp.	104	2,245
Obic Co. Ltd.	200	9,513
Otsuka Corp.	184	9,974
		65,375
Leisure Products - 0.4%
Bandai Namco Holdings, Inc.	536	16,018
Heiwa Corp.	232	5,763
Sankyo Co. Ltd.	568	18,962
		40,743
Machinery - 3.4%
Amada Holdings Co. Ltd.	1,296	14,783
FANUC Corp.	1,000	204,792
Glory Ltd.	176	5,765
Hino Motors Ltd.	1,096	13,249
Hoshizaki Corp.	168	13,207
Komatsu Ltd.	3,352	87,282
Kurita Water Industries Ltd.	760	18,367
OSG Corp.	264	5,395
Yangzijiang Shipbuilding Holdings Ltd.	14,149	11,442
		374,282
Media - 0.9%
Cheil Worldwide, Inc.	288	4,893
Daiichikosho Co. Ltd.	176	7,052
Fairfax Media Ltd.	6,656	5,205
Hakuhodo DY Holdings, Inc.	1,056	12,509
REA Group Ltd.	136	6,155
Singapore Press Holdings Ltd.	14,014	35,604
SKY Network Television Ltd.	4,480	12,277
SKY Perfect JSAT Holdings, Inc.	536	2,261
Television Broadcasts Ltd.	3,088	12,477
Tokyo Broadcasting System Holdings, Inc.	112	1,998
TV Asahi Holdings Corp.	144	2,719
		103,150
Metals & Mining - 3.5%
BHP Billiton Ltd.	11,914	218,490
Maruichi Steel Tube Ltd.	480	13,634
POSCO	336	87,433
Rio Tinto Ltd.	1,480	68,260
		387,817
Multiline Retail - 0.2%
H2O Retailing Corp.	360	5,783
Harvey Norman Holdings Ltd.	3,184	11,003
Lifestyle International Holdings Ltd.	1,896	2,571
Warehouse Group Ltd. (The)	928	1,499
		20,856
Multi-Utilities - 0.9%
AGL Energy Ltd.	4,072	81,914
DUET Group	4,968	10,573
Vector Ltd.	1,768	3,955
		96,442
Oil, Gas & Consumable Fuels - 1.8%
Caltex Australia Ltd.	1,640	36,894
JXTG Holdings, Inc.	13,179	64,658
Woodside Petroleum Ltd.	3,830	93,729
		195,281
Personal Products - 1.0%
Kao Corp.	1,800	98,602
Pola Orbis Holdings, Inc.	320	7,716
		106,318
Pharmaceuticals - 3.4%
Astellas Pharma, Inc.	13,334	175,425
Daiichi Sankyo Co. Ltd.	3,176	71,455
Eisai Co. Ltd.	768	39,727
Hisamitsu Pharmaceutical Co., Inc.	232	13,242
Kaken Pharmaceutical Co. Ltd.	112	6,322
KYORIN Holdings, Inc.	272	5,739
Mitsubishi Tanabe Pharma Corp.	1,648	34,282
Santen Pharmaceutical Co. Ltd.	1,448	20,947
		367,139
Professional Services - 0.5%
Recruit Holdings Co. Ltd.	856	43,633
SEEK Ltd.	968	11,756
		55,389
Real Estate Management & Development - 6.9%
Cheung Kong Property Holdings Ltd.	8,232	55,452
City Developments Ltd.	1,816	13,256
Daito Trust Construction Co. Ltd.	976	133,967
Global Logistic Properties Ltd.	13,486	26,831
Henderson Land Development Co. Ltd.	9,208	57,050
Hongkong Land Holdings Ltd.	9,408	72,347
Hysan Development Co. Ltd.	3,040	13,789
Kerry Properties Ltd.	2,992	10,376
Kowloon Development Co. Ltd.	1,064	1,103
LendLease Group	2,240	26,623
New World Development Co. Ltd.	24,000	29,523
Nomura Real Estate Holdings, Inc.	400	6,368
Sino Land Co. Ltd.	25,720	45,076
Sumitomo Real Estate Sales Co. Ltd.	88	2,831
Sun Hung Kai Properties Ltd.	10,496	154,236
Swire Pacific Ltd., Class A	3,056	30,515
Swire Properties Ltd.	9,375	30,038
UOL Group Ltd.	1,848	9,218
Wharf Holdings Ltd. (The)	4,048	34,743
		753,342
Road & Rail - 1.7%
Aurizon Holdings Ltd.	10,992	44,023
ComfortDelGro Corp. Ltd.	22,272	40,805
MTR Corp. Ltd.	8,600	48,303
Seino Holdings Co. Ltd.	520	5,833
West Japan Railway Co.	712	46,267
		185,231
Semiconductors & Semiconductor Equipment - 0.6%
Disco Corp.	144	21,878
Tokyo Electron Ltd.	448	48,869
		70,747
Software - 0.3%
Koei Tecmo Holdings Co. Ltd.	192	3,641

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE Asia Pacific Quality Dividend ETF

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares	Value ($)
Trend Micro, Inc.	544	24,166
		27,807
Specialty Retail - 0.9%
ABC-Mart, Inc.	72	4,206
Aoyama Trading Co. Ltd.	224	7,679
Autobacs Seven Co. Ltd.	1,008	14,944
Chow Tai Fook Jewellery Group Ltd.	5,943	5,774
L'Occitane International SA	1,192	2,427
Sa Sa International Holdings Ltd.	4,120	1,622
Sanrio Co. Ltd.	144	2,643
Shimachu Co. Ltd.	456	11,094
Shimamura Co. Ltd.	104	13,729
USS Co. Ltd.	2,016	33,579
		97,697
Technology Hardware, Storage & Peripherals - 6.6%
Canon, Inc.	5,392	167,958
Samsung Electronics Co. Ltd.	256	471,573
Samsung Electronics Co. Ltd. (Preference)	56	80,272
		719,803
Textiles, Apparel & Luxury Goods - 0.5%
Li & Fung Ltd.	14,640	6,348
Samsonite International SA	3,776	13,750
Texwinca Holdings Ltd.	3,720	2,504
Wacoal Holdings Corp.	832	10,259
Yue Yuen Industrial Holdings Ltd.	5,464	21,479
		54,340
Tobacco - 2.9%
Japan Tobacco, Inc.	7,238	235,009
KT&G Corp.	930	81,083
		316,092
Trading Companies & Distributors - 2.7%
ITOCHU Corp.	4,208	59,667
Marubeni Corp.	5,320	32,728
Mitsui & Co. Ltd.	6,704	97,013
Nagase & Co. Ltd.	568	7,906
Sumitomo Corp.	5,488	73,753
Toyota Tsusho Corp.	696	21,049
		292,116
Transportation Infrastructure - 1.2%
Hopewell Highway Infrastructure Ltd.	10,913	5,884
Hutchison Port Holdings Trust	26,552	11,019
Kamigumi Co. Ltd.	776	6,699
Macquarie Atlas Roads Group	2,624	10,249
SATS Ltd.	6,560	22,911
SIA Engineering Co. Ltd.	2,424	6,401
Sydney Airport	4,240	21,897
Transurban Group	5,240	46,649
		131,709
Wireless Telecommunication Services - 3.0%
M1 Ltd.	3,731	5,687
NTT DOCOMO, Inc.	11,299	262,880
SK Telecom Co. Ltd.	184	41,463
StarHub Ltd.	8,192	16,885
		326,915
TOTAL COMMON STOCKS (Cost $9,996,647)		10,811,304

RIGHT - 0.0%(a)

Commercial Services & Supplies - 0.0%(a)
Downer EDI Ltd., expiring 4/11/2017, price 5.95 AUD (Cost $–)*	361	4

Total Investments - 98.9% (Cost $9,996,647)		10,811,308
Other Assets Less Liabilities - 1.1%		117,109
Net assets - 100.0%		10,928,417

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.

Abbreviations
CDI	CHESS Depositary Interest
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,111,619
Aggregate gross unrealized depreciation	(299,242)
Net unrealized appreciation	$812,377
Federal income tax cost of investments	$9,998,931

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE Asia Pacific Quality Dividend ETF

Schedule of Investments

March 31, 2017 (Unaudited)

O'Shares FTSE Asia Pacific Quality Dividend ETF Fund invested, as a percentage of net assets, in the following countries as of March 31, 2017:

Australia	24.6%
China	0.3%
Hong Kong	13.3%
Ireland	0.3%
Japan	41.8%
Luxembourg	0.0	%(a)
New Zealand	2.1%
Singapore	6.6%
South Korea	9.2%
United Kingdom	0.6%
United States	0.1%
Other(1)	1.1%
	100.0%

(a)	Represents less than 0.05% of net assets
(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE Asia Pacific Quality Dividend Hedged ETF

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares	Value ($)

EXCHANGE TRADED FUND - 91.5%

O'Shares FTSE Asia Pacific Quality Dividend ETF (Cost $2,297,008)(a)	91,400	2,504,360

Total Investments - 91.5% (Cost $2,297,008)		2,504,360
Other Assets Less Liabilities - 8.5%		233,298
Net assets - 100.0%		2,737,658

(a)	Affiliated company as defined under the Investment Company Act of 1940.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$205,947
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$205,947
Federal income tax cost of investments	$2,298,413

Investment in a company which was affiliated for the period ending March 31, 2017, was as follows:

Security	Value June 30, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain
O'Shares FTSE Asia Pacific Quality Dividend ETF	$2,289,280	$1,625,825	$1,425,232	$2,504,360	$79,758	$138,790

Further information about the affiliated Underlying Fund may be found herein.

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE Asia Pacific Quality Dividend Hedged ETF

Schedule of Investments

March 31, 2017 (Unaudited)

Forward Foreign Currency Contracts

O'Shares FTSE Asia Pacific Quality Dividend Hedged ETF had the following open forward currency contracts as of March 31, 2017:

Sell Contracts

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar vs. Australian Dollar	JPMorgan Chase Bank NA	04/07/17	(796,666)	$602,200	$607,704	$(5,504)
U.S. Dollar vs. Japanese Yen	JPMorgan Chase Bank NA	04/07/17	(113,797,198)	996,124	1,021,342	(25,218)
U.S. Dollar vs. Korean Won	JPMorgan Chase Bank NA	04/07/17	(238,234,719)	207,052	213,042	(5,990)
U.S. Dollar vs. New Zealand Dollar	JPMorgan Chase Bank NA	04/07/17	(74,224)	52,291	51,883	408
U.S. Dollar vs. Singapore Dollar	JPMorgan Chase Bank NA	04/07/17	(223,496)	158,093	159,951	(1,858)
						$(38,162)

See accompanying notes to schedule of investments.

FQF Trust

Notes to Quarterly Schedule of Investments

March 31, 2017 (Unaudited)

1.	Organization

FQF Trust (the ‘‘Trust’’), a Delaware statutory trust, was formed on November 19, 2009. The Trust currently includes five series of the O’Shares Investments Funds (collectively the ‘‘Funds’’ or individually a ‘‘Fund’’): O’Shares FTSE U.S. Quality Dividend ETF, O’Shares FTSE Europe Quality Dividend ETF, O’Shares FTSE Europe Quality Dividend Hedged ETF, O’Shares FTSE Asia Pacific Quality Dividend ETF, and O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF. FFCM, LLC (the ‘‘Adviser’’) is the investment adviser to each Fund. Each Fund is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the ‘‘1940 Act’’), as amended.

Each Fund seeks to track the performance, before fees and expenses, of a specified benchmark index (each, a “Target Index”). There can be no assurance that the Funds will achieve their respective investment objectives.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Valuation

The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of a Fund’s shares outstanding.

In calculating each Fund’s NAV, investments generally are valued using market valuations. The values of any assets or liabilities of a Fund that are denominated in a currency other than the U.S. dollar are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

The value of each Fund’s securities is based on such securities’ closing price on local markets when available. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below. If a security’s market price is not readily available or if the value of a security the Funds hold has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets or exchanges on which the security is traded, the security will be valued by another method that the Funds’ Valuation Committee believes will better reflect fair value in accordance with the Trust’s valuation guidelines, which were approved by the Board of Trustees (the “Trustees”). Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Target Index. This may adversely affect a Fund’s ability to track its Target Index. Securities of non-exchange traded investment companies are valued at their NAV. Affiliated exchange traded funds held by O’Shares FTSE Europe Quality Dividend Hedged ETF and O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF are valued at the mean of the closing bid/ask spread, and will typically be categorized as Level 2 in the fair value hierarchy. Other exchange traded funds, held by any Fund, are generally valued at the last trade price and are typically categorized as Level 1 in the fair value hierarchy.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of March 31, 2017 for each Fund based upon the three levels defined above:

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

March 31, 2017 (Unaudited)

	LEVEL 1- Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Other Significant Unobservable Inputs
	Common Stocks	Right	Forward Foreign Currency Contracts	Exchange Traded Fund		Totals
O'Shares FTSE U.S. Quality Dividend ETF
Assets:	$381,500,121	$—	$—	$—	$—	$381,500,121
Totals:	$381,500,121	$—	$—	$—	$—	$381,500,121
O'Shares FTSE Europe Quality Dividend ETF
Assets:	$40,258,644	$—	$—	$—	$—	$40,258,644
Totals:	$40,258,644	$—	$—	$—	$—	$40,258,644
O'Shares FTSE Europe Quality Dividend Hedged ETF
Assets:	$—	$—	$2,287	$13,443,670	$—	$13,445,957
Liabilities:	—	—	$(178,924)	$—	—	$(178,924)
Totals:	$—	$—	$(176,637)	$13,443,670	$—	$13,267,033
O'Shares FTSE Asia Pacific Quality Dividend ETF
Assets:	$10,811,304	$4	$—	$—	$—	$10,811,308
Totals:	$10,811,304	$4	$—	$—	$—	$10,811,308
O'Shares FTSE Asia Pacific Quality Dividend Hedged ETF
Assets:	$—	$—	$408	$2,504,360	$—	$2,504,768
Liabilities:	—	—	$(38,570)	$—	—	$(38,570)
Totals:	$—	$—	$(38,162)	$2,504,360	$—	$2,466,198

For the period ended March 31, 2017, there were no Level 3 investments held in a Fund for which significant unobservable inputs were used to determine fair value. Please refer to the Schedules of Investments to view equity securities segregated by industry type.

The Funds disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2, and 3 as of March 31, 2017, based on levels assigned to securities on June 30, 2016.

Real Estate Investment Trusts (“REITs”)

Each Fund may invest in real estate investment trusts (“REITs”). Equity REITs invest primarily in real property while mortgage REITs make construction, development and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to be exempt from registration as a registered investment company under the 1940 Act.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

March 31, 2017 (Unaudited)

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments in securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives.

Forward Foreign Currency Contracts

Forward contracts may be considered ‘‘derivatives’’ — financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). A forward currency contract involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract.

The O’Shares FTSE Europe Quality Dividend Hedged ETF and O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF enter into forward foreign currency contracts to effectuate the hedging strategies embedded in the Europe Hedged Target Index and the AP Hedged Target Index, respectively.

The Europe Hedged Target Index and the AP Hedged Target Index attempt to hedge against fluctuations in the relative value of foreign currencies in which each Index’s components are denominated against the U.S. dollar. Each Index is designed to have higher returns than an equivalent index that does not hedge against a weakening of such foreign currencies relative to the U.S. dollar. Each Index would be expected to have lower returns than an equivalent unhedged index when these foreign currencies are rising in value relative to the U.S. dollar. Although the hedged nature of each Index is designed to minimize the impact of currency fluctuations on returns, it does not eliminate the Funds’ exposure to foreign currency fluctuations.

A Fund may invest in forward currency contracts to hedge either specific transactions (transaction hedging) or portfolio positions (position hedging). Transaction hedging is the purchase or sale of forward currency contracts with respect to specific receivables or payables of a Fund in connection with the purchase and sale of portfolio securities. Position hedging is the sale of a forward currency contract on a particular currency with respect to portfolio positions denominated or quoted in that currency. Position hedging and transaction hedging generally involve a Fund seeking to “lock in” the exchange rate between currencies. Purchasing a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that a Fund intends to acquire may serve as a long hedge. Alternatively, selling a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency may serve as a short hedge. Currency hedges do not protect against price movements in the securities that are attributable to other causes.

A Fund might seek to hedge against changes in the value of a particular currency when no forward currency contracts on that currency are available or such forward currency contracts are more expensive than certain other derivative instruments. In such cases, a Fund may seek to hedge against price movements in that currency by entering into transactions using forward currency contracts on another currency or a basket of currencies, the values of which the Adviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the forward currency contract will not correlate perfectly with movements in the price of the currency subject to the hedging transaction is magnified when this strategy is used.

Except for the O’Shares FTSE Europe Quality Dividend Hedged ETF and O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF, no Fund is obligated to actively engage in currency hedging transactions; therefore, such a Fund may not attempt to hedge its exposure to a particular foreign currency at a time when doing so might have avoided a loss. Further, a Fund may not be able to hedge against a currency devaluation that is so generally anticipated that the Fund is unable to contract to sell the currency at a price above the devaluation level it anticipates.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

At or before settlement of a forward foreign currency contract, a Fund may either deliver the currency or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract; or, if the forward foreign currency contract is cash settled, pay or receive the difference between it and its counterparty’s obligations under the contract. If a Fund makes delivery of a currency at or before the settlement of a forward foreign currency contract, it may be required to obtain the currency through the conversion of assets into the currency. A Fund may close out a forward foreign currency contract obligating it to purchase currency by selling an offsetting contract. If a Fund engages in an offsetting transaction, it may later enter into a new forward foreign currency contract to sell the currency. If a Fund engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in forward foreign currency contract prices.

For the period ended March 31, 2017, the quarterly average settlement value of the Forward Foreign Currency Contracts held by the Funds was as follows:

	O’Shares FTSE Europe Quality Dividend Hedged ETF	O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF
Average Settlement Value Purchased	$1,586,246	$294,648
Average Settlement Value Sold	11,764,149	2,581,963

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

March 31, 2017 (Unaudited)

3.	Principal Risks

The Funds are subject to the principal risks noted below, which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of the principal risks to which each Fund is subject is included in the Funds’ prospectus.

Quality Factor Risk: Quality investing entails investing in securities of companies with high returns on equity, stable earnings per share growth, and low financial leverage. This style of investing is subject to the risk that the past performance of these companies does not continue or that the returns on “quality” equity securities are less than returns on other styles of investing or the overall stock market. In addition, there may be periods when quality investing is out of favor and during which the investment performance of a fund using a quality strategy may suffer.

Asia-Pacific Risk: Investments in securities of issuers in Asia-Pacific countries involve risks that are specific to the Asia-Pacific region, including certain legal, regulatory, political and economic risks. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. Many Asia-Pacific economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. Some Asia-Pacific economies are highly dependent on trade and economic conditions in other countries can impact these economies.

Authorized Participants Concentration Risk: The Funds have a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Funds and no other Authorized Participant steps in, shares of the Funds may trade like closed-end fund shares at a significant discount to NAV and may face delisting from the Exchange.

Depositary Receipts Risk: The risks of investments in depositary receipts are substantially similar to Foreign Investment Risks. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Derivatives Risk: Derivatives, including swap agreements, futures contracts and forward currency contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, a Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Derivatives may be subject to counterparty risk, which includes the risk that a loss may be sustained by a Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Dividend-Paying Stocks Risk: Involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend after a Fund's purchase of such a company’s securities.

Equity Investing Risk: An investment in a Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Europe Risk: Decreasing imports or exports, changes in governmental or European Union (the “E.U.”) regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an E.U. member country on its sovereign debt, and/or an economic recession in an E.U. member country may have a significant adverse effect on the securities of E.U. issuers. The European financial markets have recently experienced volatility and adversity due to concerns about economic downturns, or rising government debt levels, in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe. The risk of investing in Europe may be heightened due to the recent referendum in which the United Kingdom voted to withdraw from membership in the E.U. In addition, if one or more countries were to exit the E.U. or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably. Any such event could have a material adverse impact on the value and risk profile of the Funds’ portfolios.

Exchange-Traded Funds and Other Investment Companies Risk: The risks of investing in securities of ETFs and other investment companies typically reflect the risks of the types of instruments in which the underlying ETF or other investment company invests. In addition, with such investments, each Fund indirectly bears its proportionate share of the fees and expenses of the underlying entity. As a result, a Fund’s operating expenses may be higher and performance may be lower.

Foreign Investment Risk: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including political, diplomatic, economic, foreign market and trading risks. In addition, a Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns.

Forward and Futures Contracts Risk: The primary risks associated with the use of forward and futures contracts are (i) the imperfect correlation between the price of the contract and the change in value of the underlying asset; (ii) possible lack of a liquid secondary market for a forward contract and the resulting inability to close such a contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the inability to predict correctly the direction of securities prices, interest rates, currency exchange rates, and other economic factors; (v) the possibility that the counterparty to a forward contract will default in the performance of its obligations; and (vi) a Fund may have insufficient cash, it may have to sell investments to meet daily variation margin requirements on a futures contract, and may have to sell investments at a time when it may be disadvantageous to do so.

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Hedging Risk: A Fund’s hedging strategies may not be successful and even if they are successful the Fund’s exposure to foreign currency fluctuations is not expected to be fully hedged at all times.

Geographic Concentration Risk. Because a Fund’s investments may be concentrated in a particular geographic region or country, the value of Fund shares may be affected by events that adversely affect that region or country and may fluctuate more than that of a less concentrated fund.

Industry Concentration Risk: To the extent that a Fund’s Target Index is concentrated in a particular industry, the Fund also will be expected to be concentrated in that industry, which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

International Closed Market Trading Risk: If a Fund’s underlying securities trade on markets that may be closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying security and stale pricing resulting in the Fund trading at a discount or premium NAV to that may be greater than those incurred by other exchange-traded funds.

Large Capitalization Securities Risk: The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Leverage Risk: A Fund could become exposed to leverage. Use of leverage involves special risks and can result in losses that exceed the amount originally invested. Use of leverage tends to magnify increases or decreases in a Fund’s returns and may lead to a more volatile share price.

Market Events Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on a Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on a Fund.

Mid-Capitalization Securities Risk: The stocks of mid-capitalization companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations and may have limited product lines, markets or financial resources.

Passive Investment Risk: The Adviser does not actively manage the Funds and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Index. As a result, the Funds may hold constituent securities regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a Fund’s return to be lower than if the Fund employed an active strategy.

Premium/Discount Risk: Although it is expected that the market price of a Fund’s shares typically will approximate its NAV, there may be times when the market price and the NAV differ and a Fund’s shares may trade at a premium or discount to NAV.

REIT Risk: Through its investments in REITs, a Fund will be subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value and the real estate market, and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and a Fund will indirectly bear a proportionate share of those fees and expenses.

Tracking Error Risk: The investment performance of a Fund may diverge from that of its Target Index due to, among other things, fees and expenses paid by a Fund that are not reflected in the Target Index. If a Fund is small, it may experience greater tracking error.

Volatility Risk: There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has been historically and thus that a Fund’s Target Index will not be exposed to the less volatile securities in the index universe. Volatile stocks are subject to sharp swings in value.

4.	Guarantees and Indemnifications

In the normal course of business, a Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

5.	Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued.

Item 2. Controls and Procedures.

(a)	The Registrant's principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FQF Trust

By:	/s/ William DeRoche
William H. DeRoche
President
May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William DeRoche
William H. DeRoche
President
May 25, 2017

By:	/s/ Joshua Hunter
Joshua Hunter
Principal Financial Officer and Treasurer
May 25, 2017